Intangible assets_Details of intangible assets (Details) $ in Thousands	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	₩ 597,520,000,000	$ 536,904	₩ 518,599,000,000	₩ 483,739,000,000	₩ 419,806,000,000
Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	1,546,687,000,000		1,387,971,000,000
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(945,602,000,000)		(862,583,000,000)
Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(3,565,000,000)		(6,789,000,000)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	153,602,000,000		108,707,000,000	124,803,000,000	103,525,000,000
Goodwill | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	153,602,000,000		108,707,000,000
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	29,727,000,000		40,672,000,000	35,477,000,000	38,171,000,000
Software | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	156,109,000,000		203,418,000,000
Software | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(126,382,000,000)		(162,746,000,000)
Software | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Industrial property rights
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	562,000,000		539,000,000	313,000,000	344,000,000
Industrial property rights | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	1,258,000,000		1,063,000,000
Industrial property rights | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(696,000,000)		(524,000,000)
Industrial property rights | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	240,320,000,000		77,241,000,000	70,697,000,000
Development costs | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	469,226,000,000		260,087,000,000
Development costs | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(228,906,000,000)		(182,846,000,000)
Development costs | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Others
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	139,297,000,000		117,546,000,000	164,364,000,000	201,769,000,000
Others | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	729,052,000,000		634,150,000,000
Others | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(589,618,000,000)		(516,467,000,000)
Others | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(137,000,000)		(137,000,000)
Membership deposit
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	23,597,000,000		20,685,000,000	20,086,000,000	₩ 24,640,000,000
Membership deposit | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	27,025,000,000		27,337,000,000
Membership deposit | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Membership deposit | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(3,428,000,000)		(6,652,000,000)
Construction in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	10,415,000,000		153,209,000,000	₩ 67,999,000,000
Construction in progress | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	10,415,000,000		153,209,000,000
Construction in progress | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Construction in progress | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	₩ 0		₩ 0